FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Changes in allowance for debt instruments measured at amortized cost and fair value through other comprehensive income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	$ 16,616,043	$ 10,929,395	$ 10,235,831
Sales and maturities	(565,436)	(436,908)	(551,650)
New debt instruments purchased	31,111	23,035
Foreign exchange	618,339	(15,186)	19,286
Ending balance	15,864,482	16,616,043	10,929,395
Stage One
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
New debt instruments purchased	33	505
Stage Two
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
New debt instruments purchased	14	108
Fair value through OCI and amortized cost | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	42,371	14,601	14,783
Change in measurement			228
Sales and maturities	(7,985)	(6,313)	(6,600)
New debt instruments purchased	11,831	23,285	6,469
Remeasurement	(23,790)	10,406	(348)
Foreign exchange	5,496	392	69
Ending balance	27,923	42,371	14,601
Fair value through OCI and amortized cost | Debt instruments | Stage One
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	37,745	13,013	14,174
Transfer from stage 1 to stage 2	(1,670)
Change in measurement			228
Sales and maturities	(7,985)	(6,313)	(6,599)
New debt instruments purchased	11,831	19,856	5,235
Remeasurement	(23,744)	10,872	(89)
Foreign exchange	4,757	317	64
Ending balance	20,934	37,745	13,013
Fair value through OCI and amortized cost | Debt instruments | Stage Two
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	4,626	1,588	609
Transfer from stage 1 to stage 2	1,670
Sales and maturities			(1)
New debt instruments purchased		3,429	1,234
Remeasurement	(46)	(466)	(259)
Foreign exchange	739	75	5
Ending balance	$ 6,989	$ 4,626	$ 1,588